Document and Entity Information	Feb. 18, 2022
Cover [Abstract]
Entity Registrant Name	AMERISAFE INC
Amendment Flag	false
Entity Central Index Key	0001018979
Document Type	8-K
Document Period End Date	Feb. 18, 2022
Entity Incorporation State Country Code	TX
Entity File Number	001-12251
Entity Tax Identification Number	75-2069407
Entity Address, Address Line One	2301 Highway 190 West
Entity Address, City or Town	DeRidder
Entity Address, State or Province	LA
Entity Address, Postal Zip Code	70634
City Area Code	(337)
Local Phone Number	463-9052
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Security 12b Title	Common Stock, par value $0.01 per share
Trading Symbol	AMSF
Security Exchange Name	NASDAQ